787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Credit Suisse High Yield Bond Fund
1933 Act File No. 333-183901

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is registering $90,000,000 of Shares.

The Amendment is being filed in order to file an additional exhibit.  The Registrant has received authorization to file the consent of the independent registered public accounting firm with the Amendment.

In accordance with Rule 111 under the 1933 Act, the Fund paid a registration fee of $10,314 in connection with the initial filing of the Registration Statement.

Concurrently with the filing of the Amendment, the Fund expects to submit in writing to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

cc:	Joanne Doldo, Credit Suisse Asset Management, LLC
Rose F. DiMartino, Willkie Farr & Gallagher LLP